Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES
REVENUES		$ 3,750,352	$ 5,447,879	$ 3,122,324
COST OF REVENUES
COST OF REVENUES		(2,420,802)	(1,858,523)	(957,112)
GROSS PROFIT		1,329,550	3,589,356	2,165,212
OPERATING EXPENSES
Selling expenses		(853,476)	(2,480,974)	(948,565)
General and administrative expenses		(7,606,065)	(3,595,701)	(2,136,437)
Total operating expenses		(8,459,541)	(6,076,675)	(3,085,002)
(LOSS) INCOME FROM OPERATIONS		(7,129,991)	(2,487,319)	(919,790)
OTHER INCOME, NET
Other income		92,308	68,905	31,248
Other expense		(1,054,377)	(18,791)	(4,054)
Total other income, net		(962,069)	50,114	27,194
NET LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES		(8,092,060)	(2,437,205)	(892,596)
Income tax expenses		(54,531)	(115,094)	121,113
NET LOSS FROM CONTINUING OPRATIONS ATTRIBUTABLE TO THE COMPANY’S SHAREHOLDERS		(8,146,591)	(2,552,299)	(771,483)
DISCONTINUED OPERATIONS
Net income from discontinued operations		(532,698)	4,568
Income tax expenses from discontinued operations			63
NET (LOSS) INCOME FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO THE COMPANY’S SHAREHOLDERS		(532,698)	4,631
NET LOSS		(8,679,289)	(2,547,668)	(771,483)
Other comprehensive loss
Foreign currency translation loss		(48,655)	(86,942)	(203,486)
TOTAL COMPREHENSIVE LOSS		$ (8,727,944)	$ (2,634,610)	$ (974,969)
Basic (loss) earnings per share (in Dollars per share)	[1]	$ (0.12)	$ (0.18)	$ (0.06)
Diluted (loss) earnings per share (in Dollars per share)	[1]	$ (0.12)	$ (0.18)	$ (0.06)
Weighted average number of common shares outstanding - basic (in Shares)	[1]	73,451,251	13,947,917	12,000,000
Weighted average number of common shares outstanding - diluted (in Shares)	[1]	73,451,251	13,947,917	12,000,000
Third parties
REVENUES
REVENUES		$ 3,616,214	$ 4,835,016	$ 3,122,324
COST OF REVENUES
COST OF REVENUES		(2,369,894)	(1,711,225)	(957,112)
Related Parties
REVENUES
REVENUES		134,138	612,863
COST OF REVENUES
COST OF REVENUES		$ (50,908)	$ (147,298)

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023.